Warrants (Details Narrative) $ / shares in Units, Integer in Thousands, $ in Thousands				3 Months Ended		12 Months Ended
	Jul. 01, 2024 shares	Jun. 26, 2024 USD ($) shares	Apr. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) Integer $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer $ / shares shares	Dec. 31, 2023 USD ($) shares	Feb. 18, 2025 USD ($) $ / shares shares	May 24, 2024 shares	Aug. 10, 2023 USD ($) $ / shares shares
Warrants outstanding				7,402,541		7,311,278	14,215,112			14,266,605
Exercise price of warrants | $ / shares										$ 11.50
Class of warrant or right, threshold number of days for warrants to be transferable				30 days		30 days
Warrant and SEPA liabilities | $				$ 9,459		$ 8,316	$ 17,100			$ 28,900
Number of warrants exchanged						7,034,639
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $		$ 1,700				$ 1,700
Exercise price of warrants (in dollars per share) | $			$ 25,000	10,000		$ 25,000
Measurement Input, Exercise Price [Member]
Exercise price of warrants | $ / shares			$ 9.5562			$ 9.3722
Loan Facility Initial Commitment Amount [Member] | Secured Debt [Member]
Exercise price of warrants (in dollars per share) | $			$ 25,000	$ 10,000
Line of credit, maximum borrowing capacity | $			25,000
Loan Facility June 30 2025 [Member] | Secured Debt [Member]
Line of credit, maximum borrowing capacity | $			10,000
Loan Facility December 31 2025 [Member] | Secured Debt [Member]
Line of credit, maximum borrowing capacity | $			$ 15,000
Common Stock [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $
Conversion of redeemable convertible preferred stock into common stock in connection with the Business Combination	2,110,366					2,110,366	21,500,867
Public Warrants [Member]
Warrants outstanding				1,751,825		1,751,825	8,281,779			8,333,272
Class of warrant or right, number of securities called by each warrant or right									0.27	1
Exercise price of warrants | $ / shares				$ 11.50		$ 11.50
Class of warrant or right, redemption price | $ / shares				0.01		0.01
Warrant redemption condition, share price | $ / shares				$ 18.00		$ 18.00
Class of warrant or right, conversion terms, threshold trading days | Integer				20		20
Class of warrant or right, conversion terms, threshold consecutive trading days | Integer				30		30
Warrant and SEPA liabilities | $				$ 2,100		$ 1,900	$ 9,900			$ 1,500
Number of warrants exchanged						6,529,954			6,529,954
Warrant holder support for Warrant Agreement		0.788				0.788
Warrants, term				5 years
Public Warrants [Member] | Minimum [Member]
Threshold number of business days before sending notice of redemption to warrant holders | Integer				30		30
Private Warrants [Member]
Warrants outstanding				4,428,648		4,428,648	4,933,333			4,933,333
Warrant and SEPA liabilities | $				$ 5,400		$ 4,900	$ 5,900			$ 900
Number of warrants exchanged						504,685			504,685
Warrant holder support for Warrant Agreement		0.102				0.102
Warrants issued, delayed draw commitment amount, percentage			5.00%
Working Capital Warrants [Member]
Warrants outstanding				1,000,000		1,000,000	1,000,000			1,000,000
Warrant and SEPA liabilities | $				$ 1,200		$ 1,100	$ 1,200			$ 200
Number of warrants exchanged		0
Public Warrants Private Placement Warrants and Working Capital Warrants [Member]
Class of warrant or right, number of securities called by each warrant or right									0.30
Outstanding warrant liabilities | $		$ 11,900				$ 11,900
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $		$ 1,700
Initial OrbiMed Warrant [Member]
Exercise price of warrants | $ / shares			$ 9.5562	$ 9.3722		$ 9.3722
Outstanding warrant liabilities | $			$ 1,250	$ 1,230		$ 1,230
Warrants to purchase common stock			130,805
Initial OrbiMed Warrant [Member] | Measurement Input, Exercise Price [Member]
Exercise price of warrants | $ / shares				$ 9.3722		$ 9.3722
OrbiMed Warrants [Member]
Warrants outstanding				222,068		130,805
Warrants issued, delayed draw commitment amount, percentage			5.00%
Warrants, term			7 years
Class of warrant or right, ownership limitation			0.0999
Private Placement Warrants [Member]
Warrants outstanding				4,428,648		4,428,648
Subsequent OrbiMed Warrants Entity One [Member]
Warrants to purchase common stock								64,748
Subsequent OrbiMed Warrants Entity Two [Member]
Warrants to purchase common stock								26,515
Subsequent OrbiMed Warrants [Member]
Exercise price of warrants | $ / shares								$ 5.4787
Outstanding warrant liabilities | $								$ 500
Subsequent OrbiMed Warrants [Member] | Measurement Input, Exercise Price [Member]
Exercise price of warrants | $ / shares				$ 5.4787				$ 5.4787